Reporting Entity	6 Months Ended
Jun. 30, 2024
Reporting Entity [Abstract]
Reporting Entity

1. Reporting Entity

Altamira Therapeutics Ltd. (the “Company”) is an exempted company incorporated under the laws of Bermuda. The Company began its operations as a corporation organized in accordance with Swiss law and domiciled in Switzerland under the name Auris Medical Holding AG. Following shareholder approval at an extraordinary general meeting of shareholders held on March 8, 2019 and upon the issuance of a certificate of continuance by the Registrar of Companies in Bermuda on March 18, 2019, the Company discontinued as a Swiss company and, pursuant to Article 163 of the Swiss Federal Act on Private International Law and pursuant to Section 132C of the Companies Act 1981 of Bermuda (the “Companies Act”), continued existence under the Companies Act as a Bermuda company with the name “Auris Medical Holding Ltd.”. The Company’s registered office is located at Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. On July 21, 2021, the Company changed its name to Altamira Therapeutics Ltd. Since July 26, 2021, the Company’s common shares are traded under the trading symbol “CYTO”. On December 13, 2023, the Company effected a one-for-twenty reverse share split (the “2023 Reverse Share Split”) of the Company’s issued and outstanding common shares. Unless indicated or the context otherwise requires, all per share amounts and numbers of common shares in this report have been retrospectively adjusted for the 2023 Reverse Share Split, as if such 2023 Reverse Share Split occurred on the first day of the periods presented.

These unaudited condensed consolidated interim financial statements comprise the Company and its subsidiaries (together referred to as the “Company” and individually as “Company entities”). As of June 30, 2024, the Company is the ultimate parent of the following Company entities:

●	Altamira Therapeutics AG, Basel, Switzerland (100%) with a nominal share capital of CHF 2,500,0001)
●	Otolanum AG, Basel, Switzerland (100%) with a nominal share capital of CHF 100,000
●	Altamira Therapeutics, Inc., Newark, Delaware, United States (100%) with a nominal share capital of $100

1)	Formerly Auris Medical AG. The subsidiary was merged with its sister company Altamira Therapeutics AG, Basel, on June 30, 2024, adopting the name of the latter.

Associated companies:

●	Altamira Medica AG, Basel, Switzerland (49%) with a nominal share capital of CHF 3,000,0002)
●	Altamira Medica Ltd., Dublin, Ireland (49%) with a nominal share capital of EUR 1003)
●	Altamira Medica Pty Ltd, Melbourne, Australia (49%) with a nominal share capital of AUD 100

2)	On November 21, 2023, the Company divested partially its Bentrio® business by selling a 51% stake in Altamira Medica AG, Basel, Switzerland, and its 100% subsidiary Auris Medical Pty Ltd, Melbourne, Australia (subsequently renamed as Altamira Medica Pty Ltd). After the sale, the retained 49% stake is accounted for as investment in an associate using the equity method.
3)	Formerly Auris Medical Ltd.; the subsidiary was sold to Altamira Medica AG effective January 2, 2024.

The Company is a preclinical-stage biopharmaceutical company developing and supplying peptide-based nanoparticle technologies for efficient RNA delivery to extrahepatic targets (OligoPhore™ / SemaPhore™ platforms). It currently has two flagship siRNA programs using its proprietary delivery technology: AM-401 for KRAS driven cancer and AM-411 for rheumatoid arthritis, both in preclinical development beyond in vivo proof of concept. The versatile delivery platform is also suited for mRNA and other RNA modalities and made available to pharma or biotech companies through out-licensing. In 2023 the Company took a first step in its repositioning around the RNA delivery business by spinning off a 51% stake in Altamira Medica AG, which manufactures and markets Bentrio®, an OTC nasal spray for allergic rhinitis. The Company intends to partner / divest also its AM-125 program, a nasal spray for vertigo (post Phase 2), as well as its early- to late-stage clinical development programs in tinnitus and hearing loss.